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                    METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED OCTOBER 26, 2009
             TO THE PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement describes changes to the rider charges for the Lifetime Withdrawal Guarantee rider that will be effective for PrimElite IV/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). These changes are effective for contracts issued in the state of Nevada based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after November 9, 2009.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THIS OPTIONAL RIDER, APPLICATIONS AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON NOVEMBER 6, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

INCREASE FOR LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES

If we receive your application and necessary information, in good order, at our MetLife Annuity Service Center on and after November 9, 2009, the following CURRENT charges will apply:

    . Lifetime Withdrawal Guarantee (Single Life version): 1.10% of the Total
      Guaranteed Withdrawal Amount.

    . Lifetime Withdrawal Guarantee (Joint Life version): 1.25% of the Total
      Guaranteed Withdrawal Amount.

Please note that the maximum charge for the Lifetime Withdrawal Guarantee rider that may apply in the event of an Automatic or Optional Step-Up is not changing and remains as described in the prospectus.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (888) 556-5412
Irvine, CA 92614

PrimElite IV is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.




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